FINANCIAL ASSETS AND LIABILITIES (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interest income	$ 32	$ 5	$ 5
Interest expense	(180)	(356)	(216)
Foreign currency exchange difference, net	(11)	123	80
Changes in the fair value of financial instruments	239	444	110
Result from present value measurement	(7)	(10)	(14)
Other financial results	(15)	(7)	(15)
Total	58	199	(50)
Financial Assets Liabilities At Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Interest income	32	5	5
Interest expense	(146)	(307)	(175)
Foreign currency exchange difference, net	(23)	(1,035)	16
Changes in the fair value of financial instruments	(11)
Result from present value measurement	(2)	(1)	(1)
Other financial results	(15)	(7)	(15)
Total	(165)	(1,345)	(170)
Financial Assets Liabilities At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Interest income
Interest expense
Foreign currency exchange difference, net	(30)	(560)	(85)
Changes in the fair value of financial instruments	250	444	110
Result from present value measurement
Other financial results
Total	220	(116)	25
Subtotal Financial Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest income	32	5	5
Interest expense	(146)	(307)	(175)
Foreign currency exchange difference, net	(53)	(1,595)	(69)
Changes in the fair value of financial instruments	239	444	110
Result from present value measurement	(2)	(1)	(1)
Other financial results	(15)	(7)	(15)
Total	55	(1,461)	(145)
Nonfinancial Assets Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest income
Interest expense	(34)	(49)	(41)
Foreign currency exchange difference, net	42	1,718	149
Changes in the fair value of financial instruments
Result from present value measurement	(5)	(9)	(13)
Other financial results
Total	$ 3	$ 1,660	$ 95